Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of OceanPal Inc. (the ‘‘Company”, or “OceanPal”, or “OP”), and its wholly owned subsidiaries (collectively, the “Company”). OP was incorporated on April 15, 2021, under the laws of the Republic of the Marshall Islands, having a share capital of 500 shares, par value $0.01 per share. On November 29, 2021, the Company’s articles of incorporation and bylaws were amended. Under the amended articles of incorporation, the Company’s authorized share capital increased from 500 to one billion shares of common stock at par value $0.01 and 100,000,000 preferred stock at par value $0.01. In June 2023, the Company’s articles of incorporation and bylaws were further amended. The Company’s shares trade on the Nasdaq Capital Market (or “Nasdaq”) under the ticker symbol “OP”.

Effective December 22, 2022, and June 8, 2023, the Company effected a one-for-ten and a one-for-twenty reverse stock split, respectively, on its then issued and outstanding common stock (Note 7(a)). All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to this reverse stock split, retroactively as applicable, for all periods presented.

Following the acquisition of a tanker vessel in September 2024 (Note 5), the Company has determined that it operates under two reportable segments, one relating to its operations of its dry bulk carrier vessels (dry bulk segment) and one to the operations of its tanker vessel (tanker segment). The accounting policies that apply to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements (Notes 2 and 11).

The Company is a global provider of shipping transportation services, specializing in the ownership and operation of dry bulk vessels and product tankers. Each of the vessels is owned through a separate wholly owned subsidiary. As of December 31, 2024, the Company was the sole owner of all outstanding shares of the following subsidiaries:

•	Cypres Enterprises Corp. (“Cypres”), a company incorporated in the Republic of Panama on September 7, 2000, owner of the 2004 built Panamax dry bulk carrier Protefs,
•	Darien Compania Armadora S.A. (“Darien”), a company incorporated in the Republic of Panama on December 22, 1993, owner of the 2005 built Panamax dry bulk carrier Calipso,
•	Marfort Navigation Company Limited (“Marfort”), a company incorporated in the Republic of Cyprus on August 10, 2007, owner of the 2005 built Capesize dry bulk carrier Salt Lake City (Note 14),
•	Darrit Shipping Company Inc. (“Darrit”), a company incorporated in the Republic of the Marshall Islands on June 2, 2022, owner of the 2005 built Capesize dry bulk carrier Baltimore (Note 5), and
•	Fiji Shipping Company Inc. (“Fiji”), a company incorporated in the Republic of the Marshall Islands on January 27, 2023, owner of the 2005 built Panamax dry bulk carrier Melia.
•	Batiki Shipping Company Inc. (“Batiki”), a company incorporated in the Republic of the Marshall lslands on July 10, 2024, owner of the 2009 built MR2 tanker vessel Zeze Start (Note 5).

The Company operates its dry-bulk fleet through Diana Wilhelmsen Management Limited (or “DWM”) (Note 3(a)), Steamship Shipbroking Enterprises Inc. (or “Steamship”) (Note 3(b)) and its tanker vessel through Sea Transportation Inc. (Note 3(h)) and Anglo-Eastern Shipmanagement (Singapore) Pte. Ltd.

Uncertainties caused by worldwide health and geopolitical events: As of December 31, 2024, and to date, no apparent consequences have been identified on the Company’s business, or counterparties, by public health threats, such as COVID-19, influenza, or other highly communicable diseases or viruses, or the armed conflicts in Ukraine and the Middle East and their implications. Further, none of the Company’s contracts have been affected by the events in Ukraine and the Middle East.

The related financial reporting implications cannot be reasonably estimated at this time, although they could materially affect the Company’s business, results of operations and financial condition in the future. As a result, certain of the Company’s estimates and assumptions carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods. The overall impact on the Company’s business, and the efficacy of any measures the Company takes in response to the challenges presented by these geopolitical events, will depend on how those events will further develop, the duration and extent of the restrictive measures that are associated with such events and their impact on global economy and trade, which is still uncertain.

The Company is constantly monitoring the developing situations, as well as its charterers’ and other counterparties’ response to the market and continuously evaluates the effect on its operations. Also, the Company monitors inflation in the United States of America (U.S.), Eurozone and other countries, including ongoing global prices pressures that are driving up energy and commodity prices in the wake of the armed conflicts in Ukraine and the Middle East, which continue to have a moderate effect on the Company’s operating expenses.

Protectionist developments, or the perception that they may occur, may have a material adverse effect on global economic conditions, may significantly reduce global trade, and could adversely impact the Company’s business and financial position. Recently, the current U.S. administration has implemented more protective trade measures. There is significant uncertainty about the future relationship between the U.S. and China and other exporting countries, such as Canada, Mexico, and the European Union, among others, including with respect to trade policies, treaties, government regulations, and tariffs. In addition, the U.S. Trade Representative’s public notice, to promote the transport of U.S. goods on U.S. vessels, has proposed certain service fees to be levied against Chinese maritime transport operators and other operators with fleets of or orders for Chinese-built vessels. It is unknown whether and to what extent such tariffs and proposed tariffs will be retained, expanded, or otherwise modified by the U.S., or the effect that any such actions or any actions taken by other countries in response will have on the Company’s business and industry, and the efficacy of any measures the Company may take in response to the challenges presented by these protective trade measures, will depend on how those events will further develop.